SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Loss earnings per share
Net income (loss) attributable to the Company	$ (7,200,263)	$ 3,235,559	$ 1,512,364
Weighted average number of common shares outstanding - Basic	39,668,780	33,711,659	27,499,367
Dilutive securities -unexercised warrants and options		301,975	55,444
Weighted average number of common shares outstanding – diluted	39,668,780	34,013,634	27,554,811
Earnings (loss) per share - Basic	$ (0.18)	$ 0.10	$ 0.05
Earnings (loss) per share – Diluted	$ (0.18)	$ 0.10	$ 0.05